Lines of credit and loan facilities (Details 2)	1 Months Ended			12 Months Ended
	Apr. 30, 2020 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2020 USD ($)
Lines of credit and loan facilities
Percentage over variable rate basis							115.00%
Proceeds from long-term borrowings | ¥						¥ 2,890,575,000
Debt payable more than one years but not exceeding two years | ¥				¥ 3,262,450,000
Term and Revolving Credit Facilities
Lines of credit and loan facilities
Term (in years)			5 years				5 years
Maximum borrowing capacity under facilities			$ 1,000,000,000				$ 1,000,000,000
Number of arrangers | item			24
Undrawn balance which will be expired one month prior to the final maturity date								$ 550,000,000
Commitment fee (as a percentage)				0.20%
Proceeds from long-term borrowings	$ 550,000,000	$ 450,000,000
Unsecured revolving lines of credit
Lines of credit and loan facilities
Maximum borrowing capacity under facilities | ¥				¥ 100,087,349,000
Debt payable more than one years but not exceeding two years								$ 450,000,000